Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2025 shares $ / shares
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares) | shares	12,411,059	14,483,990	16,956,590	17,793,881	12,411,059
Weighted-average exercise price (in dollars per share) | £ / shares	£ 2.19	£ 2.25	£ 2.29	£ 2.31
Weighted average remaining contractual life of outstanding share options	5 years 7 months 13 days	5 years 10 months 13 days	7 years 2 months 12 days	8 years 10 days
Entrega
Weighted Average Options Outstanding [Line Items]
Number of share options (in shares) | shares	247,000	334,500	344,500	344,500	247,000
Weighted-average exercise price (in dollars per share)					$ 1.85
Weighted average remaining contractual life of outstanding share options	2 years 4 months 28 days
Entrega | Bottom of range
Weighted Average Options Outstanding [Line Items]
Exercise price range (in dollars per share)					0.02
Entrega | Top of range
Weighted Average Options Outstanding [Line Items]
Exercise price range (in dollars per share)					$ 2.36